Commitments and Contingencies (Details Narrative) - USD ($)							9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Nov. 18, 2021	Nov. 16, 2021	Sep. 07, 2021	Sep. 07, 2021	Sep. 30, 2023	Dec. 31, 2022
Other Commitments [Line Items]
Number of shares issued in transaction					2,862,500	2,862,500
Proceeds from issuance initial public offering	$ 111,444,250	$ 111,444,250
Underwriters Agreement [Member] | Underwritting Discount [Member]
Other Commitments [Line Items]
Percentage of underwriting discount							2.00%	2.00%
Proceeds from issuance initial public offering							$ 2,300,000	$ 2,300,000
Underwriters Agreement [Member] | Underwritting Deferred Fee [Member]
Other Commitments [Line Items]
Proceeds from issuance initial public offering							$ 4,025,000	$ 4,025,000
Percentage of gross offering proceeds payable							3.50%	3.50%
Over-Allotment Option [Member]
Other Commitments [Line Items]
Number of shares issued in transaction			1,500,000	1,500,000